Stockholders' Equity (Deficit)	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
Stockholders' Equity (Deficit)
Stockholders’ Equity (Deficit)
Common Stock
We had 369,460 and 16,878,817 shares of common stock outstanding as of December 31, 2013 and 2014, respectively. Shares of common stock reserved for future issuance were as follows:

	AS OF DECEMBER 31,
	2013	2014

Shares to be issued upon conversion of convertible preferred stock	9,769,422	—
Shares to be issued upon exercise of convertible preferred stock warrants and conversion of convertible preferred stock	1,975,532	—
Shares to be issued under the employee stock purchase plan	—	155,220
Shares to be issued upon exercise of outstanding stock options	1,463,747	1,907,091
Shares available for future stock option grants	122,829	1,274,067
Shares of common stock reserved for future issuance	13,331,530	3,336,378

Equity Incentive Plans
In April 2014, our board of directors adopted, and in July 2014 our stockholders approved the 2014 Employee Stock Purchase Plan (2014 ESPP). Upon the approval of the 2014 ESPP, 155,220 shares of our common stock were reserved for issuance. The initial offering period has been set and will begin on April 1, 2015 and end on June 30, 2015. As of December 31, 2014, no shares have been purchased under the plan.
The total number of shares of common stock available for issuance under the 2014 ESPP will automatically increase annually on January 1 by (i) the lesser of 1% of the total number of shares issued and outstanding as of December 31 of the immediately preceding year or (ii) 200,000 shares. On January 1, 2015, in accordance with the 2014 ESPP annual increase provisions, the authorized shares increased by 168,788 shares.
In 2008, we adopted the 2008 Equity Incentive Plan (2008 Plan) for eligible employees, officers, directors, and consultants, which provides for the grant of incentive and non-statutory stock options, restricted stock awards, restructured stock unit awards grant, and stock appreciation rights. The terms of the stock awards, including vesting requirements, are determined by the board of directors, subject to the provisions of the 2008 Plan.
In April 2014, our board of directors adopted, and in July 2014 our stockholders approved, the 2014 Omnibus Incentive Plan (2014 Plan) which provides for the granting of certain awards to eligible employees, officers, directors, and consultants. Upon approval of the 2014 Plan by the stockholders in July 2014, 1,400,000 shares of our common stock were reserved for issuance under the 2014 Plan and we ceased granting stock awards under the 2008 Plan. All shares of common stock subject to awards under the 2008 Plan that expire, terminate, or are otherwise surrendered, canceled, forfeited or repurchased without having been fully exercised or resulting in the issuance of common stock become available for issuance under the 2014 Plan.
Stock options granted under the 2008 Plan and 2014 Plan generally vest within four years and vested options are exercisable until ten years after the date of grant. Vesting of certain employee options may be accelerated in the event of a change in control of our company. We grant stock options to employees with exercise prices equal to the fair value of our common stock on the date of grant. There were a total of 1,406,767 shares of common stock authorized under the 2014 Plan as of December 31, 2014.
The total number of shares of common stock available for issuance under the 2014 Plan will automatically increase annually on January 1 by 4% of the total number of shares issued and outstanding as of December 31 of the immediately preceding year. On January 1, 2015, in accordance with the 2014 Plan and annual increase provisions, the authorized shares increased by 675,152 shares.
Stock Option Activity
Summary stock option information is as follows:

	OPTIONS OUTSTANDING	WEIGHTED- AVERAGE EXERCISE PRICE	WEIGHTED- AVERAGE REMAINING CONTRACT TERM (IN YEARS)	AGGREGATE INTRINSIC VALUE (IN THOUSANDS)
Outstanding at January 1, 2013	634,455	$1.12	8.67
Granted	872,293	$1.27
Exercised	(8,499)	$0.69
Canceled	(25,141)	$1.41
Expired	(9,361)	$1.26
Outstanding at December 31, 2013	1,463,747	$1.20	8.67	$2,552
Granted	512,643	$12.27
Exercised	(20,508)	$1.14
Canceled	(47,261)	$3.21
Expired	(1,530)	$1.48
Outstanding at December 31, 2014	1,907,091	$4.16	8.16	$50,847
Vested and expected to vest after December 31, 2014	1,781,826	$3.94	8.08	$47,885
Exercisable at December 31, 2014	790,576	$1.24	6.87	$23,352

As of December 31, 2014, there was $6.1 million of total unrecognized stock-based compensation expense related to nonvested stock options that is expected to be recognized over a weighted-average period of 3.3 years. The total intrinsic value of options exercised during the years ended December 31, 2012, 2013 and 2014 was $4,000, $7,000 and $243,000, respectively.
Stock-Based Compensation Expense
Employee stock-based compensation expense recognized was calculated based on awards ultimately expected to vest and has been reduced for estimated forfeitures. Forfeitures are estimated at the time of grant and revised, as necessary, in subsequent periods if actual forfeitures differ from those estimates. Total stock-based compensation expense recognized in our statements of operations is as follows (in thousands):

	YEARS ENDED DECEMBER 31,
	2012	2013	2014

Employee:
Research and development	$30	$40	$421
General and administrative	75	111	703
Non-Employee:
Research and development	43	39	216
General and administrative	96	65	4
Total stock-based compensation expense	$244	$255	$1,344

We use the Black-Scholes option pricing model to estimate the fair value of stock options at the grant date. The Black-Scholes option pricing model requires us to make certain estimates and assumptions, including assumptions related to the expected price volatility of our stock, the period during which the options will be outstanding, the rate of return on risk-free investments, and the expected dividend yield of our stock.
To estimate the fair value of our common stock prior to our IPO, our board of directors periodically determined the per share fair value of our common stock at various dates using valuations performed in accordance with the guidance outlined in the American Institute of Certified Public Accountants Practice Aid, Valuation of Privately-Held Company Equity Securities Issued as Compensation. We performed these valuations contemporaneously as of December 31, 2012, October 16, 2013 and March 31, 2014. For financial reporting purposes, we also performed a retrospective valuation on December 31, 2013. Upon the completion of our IPO, the fair value of our common stock has been determined by the trading value of our common stock on NASDAQ.
The fair values of stock options granted to employees were calculated using the following assumptions:

	YEARS ENDED DECEMBER 31,
	2012	2013	2014

Weighted-average estimated fair value	$0.97	$2.31	$9.32
Risk-free interest rate (1)	0.93% - 1.19%	0.97% - 1.99%	1.54% - 2.16%
Expected term of options (in years) (2)	5.85 - 6.07	5.45 - 6.08	5.50 - 6.75
Expected stock price volatility (3)	90%	90%	90% - 93%
Expected dividend yield (4)	—%	—%	—%

(1)	The risk-free interest rate assumption was based on zero-coupon U.S. Treasury instruments that had terms consistent with the expected term of our stock option grants.

(2)
We used the “simplified method” for options to determine the expected term of our stock option grants. Under this approach, the weighted-average expected life is presumed to be the average of the vesting term and the contractual term of the option.

(3)
Volatility is a measure of the amount by which a financial variable, such as share price, has fluctuated or is expected to fluctuate during a period. We analyzed the stock price volatility of companies at a similar stage of development to estimate expected volatility of our stock price.

(4)	We have never declared or paid cash dividends and do not presently plan to pay cash dividends in the foreseeable future.